Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities Current [Abstract]
Accrued voyage expenses	$ 51	$ 2,828
Accrued loan interest	3,285	2,244
Accrued legal and professional fees	2,651	362
Total accrued expenses	$ 5,987	$ 5,434